FINANCIAL INSTRUMENTS - Marketable Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Proceeds from sale of marketable securities	$ 0.9	$ 14.5
Acquisition date fair value of marketable securities sold	(1.3)	(25.4)
Loss on sale of marketable securities recorded in OCI	$ (0.4)	$ (10.9)